Pay vs Performance Disclosure	12 Months Ended
	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (256,696,946)	$ (1,799,740)	¥ (336,150,672)	$ (2,356,802)	¥ (382,305,039)	$ (2,680,397)